Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions						9 Months Ended		12 Months Ended
	Mar. 21, 2024	Mar. 01, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Dividends paid on ordinary shares						$ 175.0	$ 20.0	$ 40.3	$ 40.0	$ 0.0
5.950% Preference Shares (AHL PRC)
Subsequent Event [Line Items]
Preference shares, rate					5.95%	5.95%		5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Preference shares, rate				5.625%		5.625%		5.625%	5.625%
5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Preference shares, rate			5.625%			5.625%		5.625%	5.625%
Depositary share dividend						$ 0.35156		$ 0.35156
Depositary share interest						0.10%		0.10%	0.10%
Subsequent Event
Subsequent Event [Line Items]
Dividends paid on ordinary shares	$ 25.0
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Subsequent Event [Line Items]
Preference shares, rate		5.95%
Subsequent Event | 5.950% Preference Shares (AHL PRC) | 2024 Q1 Dividends
Subsequent Event [Line Items]
Dividend, in usd per share		$ 0.3719
Payable Date		Apr. 01, 2024
Dividends Payable, Date Declared		Mar. 15, 2024
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Subsequent Event [Line Items]
Preference shares, rate		5.625%
Subsequent Event | 5.625% Preference Shares (AHL PRD) | 2024 Q1 Dividends
Subsequent Event [Line Items]
Dividend, in usd per share		$ 0.3516
Payable Date		Apr. 01, 2024
Dividends Payable, Date Declared		Mar. 15, 2024
Subsequent Event | 5.625% Preference Shares (AHL PRE)
Subsequent Event [Line Items]
Preference shares, rate		5.625%
Depositary share dividend		$ 0.35156
Depositary share interest		0.10%
Subsequent Event | 5.625% Preference Shares (AHL PRE) | 2024 Q1 Dividends
Subsequent Event [Line Items]
Dividend, in usd per share		$ 351.56
Payable Date		Apr. 01, 2024
Dividends Payable, Date Declared		Mar. 15, 2024